Related party transactions (Tables)	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
Schedule of Related Party Transactions

As at and for the year ended December 31, 2022, the Company has the following related party transactions:

	2022	2021	2020
Directors fees	$8,970	$8,000	$8,248
Salaries, wages, consultants and benefits	659,558	612,492	456,042
Selling and marketing	126,920	77,906	57,498
Stock-based compensation (Note 10)	276,207	237,348	61,701
Content and software development (Note 8)	246,016	214,843	156,522
Closing balance for the year	$1,317,671	$1,150,589	$740,011